Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details 5) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)
Beginning balance	¥ 748,428	$ 115,537	¥ 666,946	¥ 555,357
Warranty provision for the current year	84,520	13,048	120,780	125,900
Warranty costs incurred or claimed	(40,809)	(6,300)	(39,298)	(14,311)
Total accrued warranty cost	792,139	$ 122,285	748,428	666,946
Less: accrued warranty cost, current portion	38,869		40,903	40,632	$ 6,000
Accrued warranty cost, excluding current portion	¥ 753,270		¥ 707,525	¥ 626,314	$ 116,285